Related Party Transactions (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue from Related Parties
Revenues - related party	$ 442,467	$ 251,876	$ 602,159	$ 1,169,688	$ 1,396,613	$ 1,338,871
Yew Pharmaceutical [Member]
Revenue from Related Parties
Revenues - related party	$ 442,467	$ 251,876	$ 602,159	$ 1,169,688	$ 1,396,613	$ 1,338,871